Provision for Income Taxes (Details)	6 Months Ended
Jun. 30, 2023
Provision for Income Taxes (Details) [Line Items]
Income tax rate	10.00%
Top of range [Member]
Provision for Income Taxes (Details) [Line Items]
Current rate	3.90%
Bottom of range [Member]
Provision for Income Taxes (Details) [Line Items]
Current rate	0.92%